COSTS IN EXCESS OF RECOVERED COAL (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Costs In Excess Of Recovered Coal
Property Costs	$ 387,820	$ 161,737	$ 118,803
Provision For Closure And Reclamation	1,342,474	428,467	1,551
Costs In Excess Of Recovered Coal Total	$ 1,730,294	$ 590,204	$ 120,354